Supplemental Cash Flow information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Supplemental Cash Flow information
35	Supplemental cash flow information
35.1 Payments made during the year and transactions not affecting cash and cash equivalents

	12.31.2022	12.31.2021	12.31.2020
Non-cash financing and investing transactions
Acquisition of inventories through assumption of financing	—	—	14.1
Write off on Property, plant and equipment by transfer to pool parts inventory	(27.2)	(23.2)	(18.2)
Property, plant and equipment, transfer for providing for the sale of inventory	—	—	(38.4)
Non-controlling purchase options	—	—	22.2